Financial Assets and Liabilities - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade Receivables [line items]
Trade receivables		R$ 2,033,441	R$ 1,814,394
Current		2,007,140	1,786,095
Non-current		26,301	28,299
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables		2,169,465	1,934,801
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	[1]	(136,024)	(120,407)
Unbilled receivables
Disclosure of Trade Receivables [line items]
Trade receivables	[2]	667,793	622,572
Domestic - Brazilian Reais [member]
Disclosure of Trade Receivables [line items]
Trade receivables		1,432,805	1,251,828
Export - Foreign currency [member]
Disclosure of Trade Receivables [line items]
Trade receivables		R$ 68,867	R$ 60,401

[1]	Of the total recognized, the amount of R$14,000 was added by revising the expected loss as a consequence of COVID-19pandemic, as detailed in Note 2.1.
[2]	Accrued unbilled revenue based on estimated amounts of natural gas and electricity delivered but not yet billed to customers. See accounting policy in Note 21.